CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Cash Flows from Operating Activities:
Net income	$ 8,193,694	$ 7,103,057	$ 5,933,688
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation expense	375,286	395,604	425,696
Amortization expense	13,638	12,137	12,705
Loss on disposal of fixed assets	2,244
Bad debt expense	0	286,606	160,944
Deferred tax benefits	(1,958)	(37,311)	(24,142)
Non-cash service expense	50,679
Changes in operating assets and liabilities:
Accounts receivable	995,327	(7,151,260)	2,419,491
Other receivables	680,970	(1,215,167)	411,554
Notes receivable	13,119	(216,478)	(121,937)
Inventories	(3,846,722)	(9,065,712)	(3,505,158)
Advance to suppliers	698,903	1,580,700	(6,153,011)
Accounts payable	2,593,103	861,192	(417,453)
Accrued expenses and other current liabilities	(1,314,005)	1,698,015	791,312
Accrued payroll and welfare	506,894	600,619	(49,512)
Advance from customers	(887,934)	1,563,693	282,817
Income tax payable	83,250	1,349,310	979,288
Net cash provided (used in) operating activities	8,156,488	(2,234,995)	1,146,282
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(880,289)	(467,138)	(155,152)
Proceed from disposal of property, plant and equipment	5,963
Disposal of intangible asset		257,863
Purchases of intangible assets	(11,149)	(501,000)	(6,704)
Net proceeds placed into long-term deposit	(7,682,151)	(4,444,170)
Net cash used in investing activities	(8,567,626)	(5,154,445)	(161,856)
Cash Flows from Financing activities:
Net proceeds released from (placed into) bank acceptance notes	308,005	(380,000)	5,582,099
Net proceeds released from (placed into) short-term investment	559,030	(893,945)
Net proceeds released from restricted cash		539,381	2,651,704
Proceeds from short-term bank borrowings	25,875,962	24,056,279	(499,904)
Repayments of short-term bank borrowings	(28,199,497)	(25,529,488)	(3,816,458)
Net proceeds received from (repaid to) related parties	(2,279,911)	5,665,914	6,051,523
Net cash provided by (used in) financing activities	(3,736,411)	3,458,141	9,968,964
Effect of exchange rate changes on cash	(83,902)	335,413	201,436
Net change in cash and cash equivalents	(4,231,451)	(3,595,886)	11,154,826
Cash and cash equivalents at the beginning of year	7,682,589	11,278,475	123,649
Cash and cash equivalents at the end of year	3,451,138	7,682,589	11,278,475
Supplemental disclosures of cash flows information:
Non-cash financing activities		9,842,676
Cash paid for income taxes	170,331	38,218	54,215
Cash paid for interest expenses	$ 1,197,504	$ 1,218,757	$ 1,233,066